CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital Preferred C shares	[1]	Share capital Ordinary shares	[1]	Share capital	[1]	Share premium Preferred C shares	Share premium Ordinary shares	Share premium	Reserve of remeasurements of defined benefit plans	Accumulated Deficit	Preferred C shares	Ordinary shares	Total
Balance at the beginning at Dec. 31, 2019					$ 0				$ 95,304		$ (63,475)			$ 31,829
Loss											(14,172)			(14,172)
Total other comprehensive income (loss)										$ (51)				(51)
Total comprehensive income (loss)										(51)	(14,172)			(14,223)
Exercise of options					0				46					46
Share-based compensation									822					822
Balance at the end at Dec. 31, 2020					0				96,172	(51)	(77,647)			18,474
Loss											(16,358)			(16,358)
Total other comprehensive income (loss)										(81)				(81)
Total comprehensive income (loss)										(81)	(16,358)			(16,439)
Issuance of Ordinary shares	$ 0		$ 0				$ 27,499	$ 4,417				$ 27,499	$ 4,417
Exercise of options					0				33					33
Share-based compensation									935					935
Balance at the end at Dec. 31, 2021					0	[2]			129,056	(132)	(94,005)			34,919
Loss											(24,701)			(24,701)
Total other comprehensive income (loss)										269				269
Total comprehensive income (loss)										269	(24,701)			(24,432)
Issuance of Ordinary shares					0	[2]			9,194					9,194
Exercise of options					0	[2]			73					73
Share-based compensation									1,906					1,906
Balance at the end at Dec. 31, 2022					$ 0	[2]			$ 140,229	$ 137	$ (118,706)			$ 21,660

[1]	Represents an amount lower than $1.
[2]	Represents an amount lower than $1.